Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 666	¥ 1,016
Net actuarial gain (loss)	5,750	866
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	6,416	1,882
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	(502)	(28)
Net actuarial gain (loss)	12,865	9,735
Net transition obligation	8	7
Total recognized in accumulated other comprehensive loss, pre-tax	¥ 12,371	¥ 9,714